Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Taxes [Abstract]
Schedule of income (loss) before tax
	For the Years Ended December 31,
	2023	2022	2021

Japan	$(7,503,560)	$5,749,422	$9,068,823
Hong Kong	(59,307)	359,534	(809,448)
PRC	239,733	49,868	-
Malaysia	(11,288)	-	-
Income (loss) before tax	(7,334,422)	6,158,824	8,259,375

Schedule of income tax provision
	For the Fiscal Years Ended December 31,
	2023	2022	2021
Current tax provision (benefit)
Japan	$(4,277,928)	$2,301,944	$3,541,410
Hong Kong	-	-	-
PRC	142,558	-	-
Malaysia	-	-	-
	(4,135,370)	2,301,944	3,541,410
Deferred tax provision (benefit)
Japan	$4,849,770	$(122,276)	$(234,362)
Hong Kong	-	55,008	-
PRC	-	-	-
Malaysia	-	-	-
	4,849,770	(67,268)	(234,362)
Income tax provisions	$714,400	$2,234,676	$3,307,048

Schedule of reconciles the Japan statutory rate to the company’s effective tax rates
	For the Fiscal Years Ended March 31,
	2023	2022	2021

Japanese statutory income tax rate	30.6%	34.0%	34.0%
Non-deductible expenses	(1.2)%	1.7%	0.6%
Non-taxable income	-	(2.2)%	(4.2)%
Tax rate difference in non-Japan subsidiaries	(1.6)%	0.1%	1.3%
Change in valuation allowance	(5.9)%	0.5%	-
Effect of additional consumption tax charge from tax examination (1)	(30.8)%	-	-
Others	(0.8)%	(1.2)%	2.1%
Subtotal	(9.7)%	32.9%	33.8%
Undistributed retained earnings tax (2)	-	3.4%	6.2%
Effective tax rate	(9.7)%	36.3%	40.0%
(1)	This pertains to the tax effect resulted from the consumption tax examination (See note (c)–- tax payable).
(2)	The Company is a Specified Family Company, as one shareholder and its related persons hold more than 50% of its total outstanding shares. Hence, in addition to the normal corporate income taxes, the Company is also subjected to a special tax on its undistributed retained earnings (“URE”) for each fiscal year, after the Company’s share capital exceeds ¥100 million. URE tax is imposed on the Company’s URE, which is defined as the Company’s taxable income for the year minus the sum of the dividends paid, the adjusted corporate income tax, and the URE credit (which usually is 40% of the taxable income). The portion of its URE not more than ¥30 million is subject to a rate of 10%, the portion between ¥30 million and ¥100 million is subject to a rate of 15%, and the portion over ¥100 million is subject to a rate of 20%.

Schedule of deferred tax assets comprised
	March 31, 2023	March 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$1,434,120	$311,004
Accrued member rewards	39,019	32,693
Accrued employee bonus	46,564	74,219
Accrued asset retirement obligation	123,626	113,033
Accrued employee retirement pension	59,358	59,127
Investment loss from equity method investment	40,300	54,336
Net operating loss carry-forwards	3,187,904	376,661
Total deferred tax assets	4,930,891	1,021,073
Valuation allowance	(597,777)	(386,436)
Total deferred tax assets	4,333,114	634,637
Deferred tax liabilities:
Change in fair value of purchase option	(7,552)	(115,728)
Accrued interest income on consumption tax receivable	(19,894)	-
Compensation receivable for consumption tax	(8,756,745)	-
Total deferred tax liabilities	(8,784,191)	(115,728)
Deferred tax assets (liabilities), net	$(4,451,077)	$518,909

Schedule of valuation allowance
	March 31, 2023	March 31, 2022
Beginning balance	$386,436	$351,943
Additions	214,389	39,096
Foreign currency translation adjustments	(3,048)	(4,603)
Ending balance	$597,777	$386,436

Schedule of taxes payable
	March 31, 2023	March 31, 2022
Income tax payable	$663,503	$723,550
Additional consumption tax payable due to tax examination (1)	16,597,264	-
Consumption tax payable and others	959,036	17,002
Total taxes payable	$18,219,803	$740,552
(1)

Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounted to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant was amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). The amount of consumption tax payable is currently waiting for the confirmation and the Company has also applied for payments by instalments, the application is currently waiting for approval by the Tokyo Regional Taxation Bureau.